Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories	Inventories
The following table provides the components of Inventories and the estimated recoverable gold ounces therein (dollars in thousands):

	March 31, 2021		December 31, 2020
	Amount	Gold Ounces	Amount	Gold Ounces
Materials and supplies	$6,282	—	$6,449	—
Merrill-Crowe process plant	5,753	3,300	4,810	2,587
Carbon-in-column	2,750	1,703	299	166
Finished good (doré and off-site carbon)	4,165	2,489	1,309	710
Total	$18,950	7,492	$12,867	3,463
As of March 31, 2021 and December 31, 2020, in-process inventories and finished goods inventories included $0.7 million and $0.3 million, respectively of capitalized depreciation and amortization costs.
The following table summarizes Ore on leach pads and the estimated recoverable gold ounces therein (dollars in thousands):

	March 31, 2021		December 31, 2020
	Amount	Gold Ounces	Amount	Gold Ounces
Ore on leach pads, current	$33,090	20,140	$38,041	21,869
Ore on leach pads, non-current	9,243	5,626	7,243	4,164
Total	$42,333	25,766	$45,284	26,033
As of March 31, 2021 and December 31, 2020 (net of write-downs discussed below), Ore on leach pads, current included $2.4 million and $1.8 million, respectively, of capitalized depreciation and amortization costs. Additionally, as of March 31, 2021 and December 31, 2020 Ore on leach pads, non-current included $2.3 million and $0.4 million respectively, of capitalized depreciation and amortization costs.
Write-down of production inventories
The estimated recoverable gold ounces placed on the leach pads are periodically reconciled by comparing the related ore contents to the actual gold ounces recovered (metallurgical balancing). The Company did not record a Write-down of production inventories during the three months ended March 31, 2021.
During the three months ended March 31, 2020, based on metallurgical balancing results, the Company determined that 3,980 ounces of gold that had been placed on the leach pads were no longer recoverable and recognized a Write-down of production inventories on the consolidated statements of operations, which included Production costs of $6.5 million, and capitalized depreciation and amortization costs of $0.5 million. The write-offs of ounces during the three months ended March 31, 2020 were primarily due to mismanagement of the oxidation process, improper adjustments to variables in the oxidation process for changes in the ore type based on domain, and improper solution management. As a result, the Company determined it would recover less gold ounces than planned for those sections of the leach pads.
Mine site period costs
During the three months ended March 31, 2021 and 2020, the Company incurred $10.2 million and $6.6 million, respectively of Mine site period costs (which included $0.6 million and $0.5 million of capitalized depreciation and amortization, respectively) that did not qualify for allocation to the Company's production-related inventories and, therefore, were expensed as incurred. Such period costs are generally the result of recurring or significant downtime or delays, unusually high levels of repairs, inefficient operations, overuse of processing reagents, inefficient cost-volume structures, or other unusual costs and activities, and cannot be recorded to production-related inventories based on the threshold established by the calculation of the estimated net realizable value per ounce of gold, which incorporates estimated future processing, refining, and selling costs, as well as the value for by-product silver.
As a result of the Company’s decision to direct leach its run-of-mine ore, estimates for further processing leach pad ore were updated to reflect reduced reagent costs for oxidizing and rinsing ore, as well as reduced overhead and other direct costs. Had these estimated costs been applied to inventory as of December 31, 2020, the net realizable value of inventory would have been increased by approximately $2.4 million, or $0.07 per share.	Inventories
The following table provides the components of inventories and the estimated recoverable gold ounces therein (in thousands, except ounces):

	December 31, 2020		December 31, 2019
	Amount	Gold Ounces	Amount	Gold Ounces
Materials and supplies	$6,449	—	$2,559	—
Merrill-Crowe process plant	4,810	2,587	1,004	691
Carbon-in-column	299	166	478	474
Finished good (doré)	1,309	710	412	278
Total	$12,867	3,463	$4,453	1,443
As of both December 31, 2020 and December 31, 2019, in-process Inventories included $0.3 million of capitalized depreciation and amortization costs.
The following table summarizes Ore on leach pads and the estimated recoverable gold ounces therein (in thousands, except ounces):

	December 31, 2020		December 31, 2019
	Amount	Gold Ounces	Amount	Gold Ounces
Ore on leach pads, current	$38,041	21,869	$22,062	17,019
Ore on leach pads, non-current	7,243	4,164	—	—
Total	$45,284	26,033	$22,062	17,019
As of December 31, 2020 and December 31, 2019 (net of write-downs discussed below), Ore on leach pads, current included $1.8 million and $1.8 million, respectively, of capitalized depreciation and amortization costs. Additionally, as of December 31, 2020 and December 31, 2019 Ore on leach pads, non-current included $0.4 million and $0 respectively, of capitalized depreciation and amortization costs.
Write-down of production inventories
The estimated recoverable gold ounces placed on the leach pads are periodically reconciled by comparing the related ore contents to the actual gold ounces recovered (metallurgical balancing). During the year ended December 31, 2020, based on metallurgical balancing results, the Company determined that 10,492 ounces of gold that had been placed on the leach pads were no longer recoverable and wrote-off these ounces. As a result, during the year ended December 31, 2020, the Company recognized a Write-down of production inventories on the consolidated statements of operations, which included production costs of $16.7 million, and capitalized depreciation and amortization costs of $1.3 million. The write-off of ounces during the year ended December 31, 2020 was primarily due to mismanagement of the oxidation process, improper adjustments to variables in the oxidation process for changes in the ore type based on domain, and improper solution management. As a result, the Company determined it would recover less gold ounces than planned for those sections of the leach pads.
During the 2019 fourth quarter, based on metallurgical balancing results, the Company determined that 11,680 ounces of gold that had been placed on the leach pads were no longer recoverable and wrote-off these ounces. As a result of the write-off the Company recognized a Write-down of production inventories on the consolidated statements of operations of $16.4 million. Cash production costs written-off were $15.1 million and capitalized depreciation and amortization costs written-off were $1.3 million. The write-off of these ounces was primarily a result of mismanagement of solution flows. The lost gold and silver ounces were leached and captured in solution. However, prior to the solution being processed through the Merrill-Crowe plant, it was inadvertently commingled with barren solution and pumped to leach pads no longer in use, which will prevent it from being recovered in the future.
Mine site period costs
During the year ended December 31, 2020, the Company incurred $46.7 million (which included $3.0 million of capitalized depreciation and amortization incurred in 2020) of Mine site period costs (inclusive of depreciation and amortization expenses) that did not qualify for allocation to the Company's production-related inventories and, therefore, were expensed as incurred. Such period costs are generally the result of significant downtime or delays, abnormally high levels of repairs, inefficient operations, overuse of processing reagents, or other unusual costs and activities.
In addition to the write-down related to metallurgical balancing during 2019, the Company incurred $2.2 million (which included $0.2 million of capitalized amortization incurred in 2019) of Mine site period costs (inclusive of depreciation and amortization expenses) that did not qualify for allocation to the Company's production-related inventories and, therefore, were expensed as incurred.